OTHER NON-CURRENT ASSETS (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Mar. 30, 2018 JPY (¥) MW	Mar. 30, 2018 USD ($) MW	Dec. 31, 2018 JPY (¥) MW	Dec. 31, 2018 USD ($) MW	Dec. 31, 2017 USD ($)	Dec. 31, 2016 item	Jul. 15, 2016 item
Other non-current assets
Long-term loan to a third party				$ 7,525	$ 7,974
Long term deposits relate to IPP solar parks				1,089	1,660
Financial Instruments				5,636
Allowance for expected credit losses (Note b)				(398)
Financial assets				13,852	7,974
Long-term Prepayments				1,246	1,411
Non-financial assets				1,246	1,411
Total				15,098	11,045
USD 20.2 million loan agreement
Other non-current assets
Principal				$ 20,200	$ 20,200
Interest rate swap fixed rate				5.00%	5.00%
Fair value assets				$ 224
Acquisition of solar parks in the USA
Other non-current assets
Long-term loan to a third party				$ 7,100	$ 8,000
Number of solar parks acquired | item						23	23
Annual interest rate (as a percent)			1.00%	1.00%
Japan
Other non-current assets
Long term deposits relate to IPP solar parks				$ 1,100	$ 1,700
Renova and Nec Capital
Other non-current assets
Mega watts project (in Mega Watts) | MW	40.8	40.8	40.8	40.8
Project investment	¥ 529	$ 4,800	¥ 529	$ 4,800
Distribution of profit loss (as a percent)	45.00%	45.00%	45.00%	45.00%
Carrying amount				$ 5,400
Gain of fair value movement				$ 579